COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2012
COMMITMENTS AND CONTINGENT LIABILITIES [Abstract]
Schedule of Lease Commitments
2013	$766
2014	457
2015	230
2016	154
2017	101
2018 and there after	781

$2,489